Financial instruments (Parenthetical) (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Financial instruments [Line Items]
Proceeds from the sale of equity instruments	$ 16,413
Term deposit One [member]
Financial instruments [Line Items]
Assets Pledged as Collateral		$ 31,430	$ 0